Offsets	Dec. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93645
Initial Filing Date	Sep. 17, 2025
Fee Offset Claimed	$ 482.66
Explanation for Claimed Amount	The Registrant paid a filing fee of $689.67 in connection with the Registrant's Schedule TO-I filed on September 17, 2025, as amended on November 5, 2025 (File No. 005-93645), of which $482.66 remained unutilized and was used to partially offset the filing fee in relation to this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Stellus Private Credit BDC
Form or Filing Type	SC TO
File Number	005-93645
Filing Date	Sep. 17, 2025
Fee Paid with Fee Offset Source	$ 482.66